NOTES PAYABLE - BANKS (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 EUR (€)	Jan. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Jul. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jan. 31, 2016 EUR (€)
Financial Guarantee [Member]
Line of credit, maximum borrowing amount	$ 2,850
Financial Guarantee [Member] | Euro Member Countries, Euro
Line of credit, maximum borrowing amount | €				€ 2,500
Outstanding Guarantee [Member]
Line of credit, amount outstanding	2,790
Outstanding Guarantee [Member] | Euro Member Countries, Euro
Line of credit, amount outstanding | €			€ 2,448
Letter of Credit [Member]
Line of credit, maximum borrowing amount	$ 1,000
Line of credit, maximum percentage of borrowing base	95.00%		95.00%
Letter of Credit [Member] | Subsequent Event [Member]
Line of credit, maximum borrowing amount		$ 700
Letter of Credit [Member] | Subsequent Event [Member] | Majority Shareholder [Member]
Due from shareholders		$ 700
Line of Credit One [Member]
Line of credit, maximum borrowing amount							$ 8,500	$ 6,500
Line of credit, amount outstanding	$ 6,217				$ 6,301
Line of credit, unused borrowing capacity	$ 531				$ 833
Credit facility, expiration date	Jun. 24, 2018
Line of Credit One [Member] | LIBOR [Member]
Debt instrument, basis spread	4.25%
Effective interest rate	5.625%		5.625%
Line of Credit One [Member] | LIBOR [Member] | Minimum [Member]
Debt instrument, basis spread	1.375%
Line of Credit One [Member] | Accounts Receivable [Member]
Percentage of collateral	85.00%		85.00%
Line of Credit One [Member] | Unbilled Receivables [Member]
Percentage of collateral	75.00%		75.00%
Line of Credit Two [Member]
Line of credit, maximum borrowing amount	$ 11,398
Debt instrument, basis spread	80.00%
Line of credit, amount outstanding	$ 9,840
Line of credit, unused line fee	0.75%
Line of Credit Two [Member] | Credit Line Increase [Member]
Line of credit, maximum borrowing amount	$ 13,676
Line of Credit Two [Member] | Euro Member Countries, Euro
Line of credit, maximum borrowing amount | €						€ 12,000			€ 10,000
Line of credit, amount outstanding | €			€ 8,633
Line of Credit Two [Member] | EURIBOR [Member]
Debt instrument, basis spread	3.75%
Effective interest rate	3.50%		3.50%
Line of Credit Two [Member] | EURIBOR [Member] | Minimum [Member]
Effective interest rate	3.50%		3.50%
Line of Credit Four [Member]
Line of credit, maximum borrowing amount	$ 1,000
Line of credit, maximum percentage of borrowing base	95.00%		95.00%